Schedule of Investments (unaudited)
January 31, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 2.3%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(a)	$480	$500,350
7.50%, 06/01/29(a)	425	420,850
7.50%, 03/15/33(a)	355	377,095
7.75%, 04/15/28(a)	410	410,751
7.88%, 04/01/30(a)(b)	365	384,106
Dotdash Meredith, Inc., 7.63%, 06/15/32(a)	171	157,134
Lamar Media Corp.
3.63%, 01/15/31(b)	215	202,947
3.75%, 02/15/28	225	220,872
4.00%, 02/15/30	220	212,747
5.38%, 11/01/33(a)	185	184,843
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	214	208,902
4.63%, 03/15/30(a)(b)	212	207,048
5.00%, 08/15/27(a)	252	252,006
7.38%, 02/15/31(a)	200	210,800
Stagwell Global LLC, 5.63%, 08/15/29(a)	481	467,704
		4,418,155
Aerospace & Defense — 2.0%
ATI, Inc., 7.25%, 08/15/30(b)	155	162,474
TransDigm, Inc.
4.63%, 01/15/29(b)	245	243,675
4.88%, 05/01/29(b)	155	154,632
6.00%, 01/15/33(a)	320	326,055
6.25%, 01/31/34(a)	100	103,406
6.38%, 03/01/29(a)	579	595,667
6.38%, 05/31/33(a)	535	544,752
6.63%, 03/01/32(a)	463	479,588
6.75%, 08/15/28(a)	429	436,598
6.75%, 01/31/34(a)	376	389,253
6.88%, 12/15/30(a)	325	338,378
7.13%, 12/01/31(a)	209	218,968
		3,993,446
Agriculture — 0.3%
Darling Ingredients, Inc.
5.25%, 04/15/27(a)	167	167,052
6.00%, 06/15/30(a)	424	429,688
		596,740
Airlines — 0.5%
Allegiant Travel Co., 7.25%, 08/15/27(a)	150	151,646
JetBlue Airways Corp., 9.88%, 09/20/31(a)(b)	810	813,742
		965,388
Apparel — 0.3%
Kontoor Brands, Inc., 4.13%, 11/15/29(a)	176	166,957
Under Armour, Inc., 7.25%, 07/15/30(a)	180	184,358
Wolverine World Wide, Inc., 4.00%, 08/15/29(a)	242	225,908
		577,223
Auto Manufacturers — 0.1%
Wabash National Corp., 4.50%, 10/15/28(a)(b)	172	159,958
Auto Parts & Equipment — 0.8%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	194	198,448
7.50%, 02/15/33(a)(b)	338	350,879
8.25%, 04/15/31(a)(b)	198	207,453
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Garrett Motion Holdings Inc / Garrett LX I Sarl, 7.75%, 05/31/32(a)	$328	$347,200
Phinia, Inc.
6.63%, 10/15/32(a)	200	208,338
6.75%, 04/15/29(a)	226	233,972
		1,546,290
Banks — 0.2%
Dresdner Funding Trust I, 8.15%, 06/30/31(a)	174	191,095
Walker & Dunlop, Inc., 6.63%, 04/01/33(a)	160	164,131
		355,226
Beverages — 0.3%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(a)	300	293,287
6.25%, 04/01/29(a)	285	285,455
		578,742
Biotechnology — 0.5%
Genmab A/S
6.25%, 12/15/32(a)	600	615,650
7.25%, 12/15/33(a)	400	422,808
		1,038,458
Building Materials — 1.6%
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	185	184,479
Builders FirstSource, Inc.
4.25%, 02/01/32(a)	505	481,109
5.00%, 03/01/30(a)	236	235,095
6.38%, 06/15/32(a)(b)	295	304,438
6.38%, 03/01/34(a)	399	413,062
6.75%, 05/15/35(a)	317	333,127
Griffon Corp., 5.75%, 03/01/28(b)	373	372,817
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	125	124,779
Jeld-Wen, Inc., 4.88%, 12/15/27(a)(b)	161	141,419
Knife River Corp., 7.75%, 05/01/31(a)	170	177,195
Masterbrand, Inc., 7.00%, 07/15/32(a)(b)	273	283,216
		3,050,736
Chemicals — 1.4%
Ashland, Inc., 3.38%, 09/01/31(a)(b)	171	156,814
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	200	210,580
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	280	269,491
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	175	174,586
FMC Corp.
3.45%, 10/01/29(b)	220	196,938
4.50%, 10/01/49(b)	200	125,197
5.65%, 05/18/33(b)	220	194,972
6.38%, 05/18/53(b)	200	151,273
8.45%, 11/01/55, (5-year CMT + 4.37%)(c)	310	249,767
Huntsman International LLC
2.95%, 06/15/31(b)	160	136,650
4.50%, 05/01/29	340	327,504
Tronox, Inc.
4.63%, 03/15/29(a)(b)	448	344,069
9.13%, 09/30/30(a)(b)	155	153,599
		2,691,440
Commercial Services — 7.0%
ADT Security Corp.(The)
4.13%, 08/01/29(a)	408	397,319
4.88%, 07/15/32(a)	310	300,040

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
5.88%, 10/15/33(a)	$410	$415,838
Adtalem Global Education, Inc., 5.50%, 03/01/28(a)	160	159,861
AMN Healthcare, Inc., 6.50%, 01/15/31(a)(b)	150	152,325
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(a)	210	205,442
5.38%, 03/01/29(a)(b)	223	217,441
8.00%, 02/15/31(a)	211	215,965
8.25%, 01/15/30(a)	299	309,444
8.38%, 06/15/32(a)	241	247,878
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	425	433,206
Block, Inc.
3.50%, 06/01/31(b)	424	396,431
5.63%, 08/15/30(a)	482	490,608
6.00%, 08/15/33(a)	425	433,767
6.50%, 05/15/32(b)	810	841,692
Brink's Co.(The)
4.63%, 10/15/27(a)	251	250,711
6.50%, 06/15/29(a)	169	174,409
6.75%, 06/15/32(a)	178	185,371
Cimpress PLC, 7.38%, 09/15/32(a)	220	225,957
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)(b)	350	330,394
4.88%, 07/01/29(a)(b)	412	353,754
Deluxe Corp.
8.00%, 06/01/29(a)	233	236,998
8.13%, 09/15/29(a)	175	183,777
Graham Holdings Co., 5.63%, 12/01/33(a)	200	201,638
Herc Holdings, Inc.
5.75%, 03/15/31(a)(b)	255	256,687
6.00%, 03/15/34(a)(b)	245	246,154
6.63%, 06/15/29(a)	338	349,794
7.00%, 06/15/30(a)	650	681,931
7.25%, 06/15/33(a)(b)	444	469,867
Hertz Corp.(The)
5.00%, 12/01/29(a)(b)	402	266,738
12.63%, 07/15/29(a)(b)	500	503,456
Korn Ferry, 4.63%, 12/15/27(a)	154	153,762
NESCO Holdings II, Inc., 5.50%, 04/15/29(a)	380	374,555
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	403	394,858
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)	385	388,945
Service Corp. International/U.S.
3.38%, 08/15/30	361	337,948
4.00%, 05/15/31	340	323,460
4.63%, 12/15/27	220	219,764
5.13%, 06/01/29	320	322,067
5.75%, 10/15/32	321	326,488
TriNet Group, Inc.
3.50%, 03/01/29(a)	200	189,285
7.13%, 08/15/31(a)	164	168,897
Valvoline, Inc., 3.63%, 06/15/31(a)	237	217,917
WEX, Inc., 6.50%, 03/15/33(a)	232	237,046
		13,789,885
Computers — 1.7%
ASGN, Inc., 4.63%, 05/15/28(a)	206	202,322
CACI International, Inc., 6.38%, 06/15/33(a)	420	436,575
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	380	402,843
Insight Enterprises, Inc., 6.63%, 05/15/32(a)	212	216,968
NCR Atleos Corp., 9.50%, 04/01/29(a)	525	562,456
Security	Par (000)	Value
Computers (continued)
NCR Voyix Corp.
5.00%, 10/01/28(a)	$265	$262,245
5.13%, 04/15/29(a)	162	160,054
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(a)	150	147,045
5.88%, 07/15/30(a)	188	193,883
8.25%, 12/15/29(a)(b)	178	187,814
8.50%, 07/15/31(a)	185	195,850
9.63%, 12/01/32(a)	306	346,342
		3,314,397
Cosmetics & Personal Care — 0.7%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)	210	201,469
5.50%, 06/01/28(a)	297	296,868
Perrigo Finance Unlimited Co.
5.15%, 06/15/30	300	290,273
6.13%, 09/30/32(b)	284	279,311
Prestige Brands, Inc.
3.75%, 04/01/31(a)	259	242,433
5.13%, 01/15/28(a)	163	163,069
		1,473,423
Distribution & Wholesale — 0.5%
Gates Corp./DE, 6.88%, 07/01/29(a)	204	211,995
RB Global Holdings, Inc.
6.75%, 03/15/28(a)	215	219,089
7.75%, 03/15/31(a)	325	338,811
Resideo Funding, Inc., 6.50%, 07/15/32(a)	253	257,176
		1,027,071
Diversified Financial Services — 8.0%
Ally Financial, Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(c)	205	205,287
6.70%, 02/14/33(b)	208	216,675
Bread Financial Holdings, Inc., 6.75%, 05/15/31(a)	220	226,369
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	125	124,868
7.50%, 07/15/33(a)	200	193,491
8.50%, 01/15/34(a)	200	200,516
9.25%, 07/01/31(a)	275	283,675
Coinbase Global, Inc.
3.38%, 10/01/28(a)(b)	405	386,716
3.63%, 10/01/31(a)(b)	295	260,993
Credit Acceptance Corp.
6.63%, 03/15/30(a)	195	195,819
9.25%, 12/15/28(a)	238	249,368
Encore Capital Group, Inc.
6.63%, 04/15/31(a)	200	201,875
8.50%, 05/15/30(a)	200	214,461
9.25%, 04/01/29(a)	150	157,754
Navient Corp.
4.88%, 03/15/28	210	205,792
5.00%, 03/15/27	275	273,069
5.50%, 03/15/29(b)	310	303,059
5.63%, 08/01/33	240	209,144
7.88%, 06/15/32(b)	210	211,971
9.38%, 07/25/30	200	215,328
11.50%, 03/15/31	230	250,465
OneMain Finance Corp.
3.88%, 09/15/28	230	223,672
4.00%, 09/15/30	327	306,774
5.38%, 11/15/29	275	274,273

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.13%, 05/15/30	$295	$300,583
6.50%, 03/15/33(b)	304	305,644
6.63%, 01/15/28	284	291,489
6.63%, 05/15/29(b)	317	327,303
6.75%, 03/15/32	220	224,855
6.75%, 09/15/33	340	344,313
7.13%, 11/15/31	288	298,485
7.13%, 09/15/32	295	305,571
7.50%, 05/15/31	277	290,312
7.88%, 03/15/30	262	276,185
PennyMac Financial Services, Inc.
4.25%, 02/15/29(a)	272	261,542
5.75%, 09/15/31(a)	217	214,662
6.75%, 02/15/34(a)	270	270,785
6.88%, 05/15/32(a)	360	368,452
6.88%, 02/15/33(a)	335	341,700
7.13%, 11/15/30(a)	263	271,469
7.88%, 12/15/29(a)	299	315,001
PRA Group, Inc., 8.88%, 01/31/30(a)	236	237,548
Rocket Companies, Inc.
6.13%, 08/01/30(a)	800	819,335
6.38%, 08/01/33(a)	800	830,956
Rocket Cos. Inc
6.50%, 08/01/29(a)	295	303,330
7.13%, 02/01/32(a)	401	419,827
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(a)	300	288,952
3.88%, 03/01/31(a)	520	487,704
4.00%, 10/15/33(a)(b)	340	311,662
SLM Corp., 6.50%, 01/31/30	220	226,701
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	260	268,337
StoneX Group, Inc., 7.88%, 03/01/31(a)	229	243,579
Synchrony Financial, 7.25%, 02/02/33(b)	314	333,734
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	219	229,451
		15,600,881
Electrical Components & Equipment — 1.1%
Energizer Holdings, Inc.
4.38%, 03/31/29(a)(b)	316	303,574
4.75%, 06/15/28(a)	232	229,299
6.00%, 09/15/33(a)(b)	160	153,642
WESCO Distribution, Inc.
6.38%, 03/15/29(a)	379	390,946
6.38%, 03/15/33(a)	330	343,394
6.63%, 03/15/32(a)	325	339,768
7.25%, 06/15/28(a)	405	410,113
		2,170,736
Electronics — 1.0%
Atkore, Inc., 4.25%, 06/01/31(a)(b)	160	152,607
Coherent Corp., 5.00%, 12/15/29(a)	418	416,556
Sensata Technologies BV
4.00%, 04/15/29(a)	226	221,213
5.88%, 09/01/30(a)	175	177,626
Sensata Technologies, Inc.
3.75%, 02/15/31(a)	299	280,515
4.38%, 02/15/30(a)	240	234,644
6.63%, 07/15/32(a)	180	188,096
TTM Technologies, Inc., 4.00%, 03/01/29(a)(b)	205	199,154
		1,870,411
Security	Par (000)	Value
Engineering & Construction — 0.7%
Arcosa, Inc.
4.38%, 04/15/29(a)	$177	$173,757
6.88%, 08/15/32(a)	220	231,911
Dycom Industries, Inc., 4.50%, 04/15/29(a)	213	209,372
TopBuild Corp.
3.63%, 03/15/29(a)(b)	141	136,715
4.13%, 02/15/32(a)	210	199,858
5.63%, 01/31/34(a)	285	287,905
Tutor Perini Corp., 11.88%, 04/30/29(a)(b)	154	169,939
		1,409,457
Entertainment — 2.0%
Cinemark USA, Inc.
5.25%, 07/15/28(a)	316	315,654
7.00%, 08/01/32(a)(b)	216	223,451
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	209	206,110
4.75%, 10/15/27(a)	352	351,914
6.50%, 05/15/27(a)	441	443,068
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/29(a)	326	318,722
Six Flags Entertainment Corp.
5.50%, 04/15/27(a)	199	199,000
7.25%, 05/15/31(a)(b)	340	335,670
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(b)	224	215,007
5.38%, 04/15/27	185	185,000
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(a)(b)	344	351,397
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)	320	326,552
Vail Resorts, Inc.
5.63%, 07/15/30(a)	231	234,534
6.50%, 05/15/32(a)	220	227,941
		3,934,020
Environmental Control — 1.3%
Clean Harbors, Inc.
5.75%, 10/15/33(a)	285	291,366
6.38%, 02/01/31(a)	208	212,976
Enviri Corp., 5.75%, 07/31/27(a)	208	208,177
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(a)	400	400,977
GFL Environmental, Inc.
4.00%, 08/01/28(a)	295	290,182
4.38%, 08/15/29(a)	227	222,454
4.75%, 06/15/29(a)	290	288,216
6.75%, 01/15/31(a)	415	434,225
Wrangler Holdco Corp., 6.63%, 04/01/32(a)	220	228,952
		2,577,525
Food — 2.9%
B&G Foods, Inc.
5.25%, 09/15/27	213	205,891
8.00%, 09/15/28(a)	343	323,794
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)	368	355,716
4.38%, 01/31/32(a)	285	271,540
4.88%, 05/15/28(a)	199	199,602
Post Holdings, Inc.
4.50%, 09/15/31(a)	428	405,230

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.63%, 04/15/30(a)	$562	$548,443
6.25%, 02/15/32(a)	402	413,178
6.25%, 10/15/34(a)(b)	255	256,985
6.38%, 03/01/33(a)	504	508,149
6.50%, 03/15/36(a)	505	505,067
TreeHouse Foods, Inc., 4.00%, 09/01/28	199	198,594
U.S. Foods, Inc.
4.63%, 06/01/30(a)	225	221,611
4.75%, 02/15/29(a)	365	363,399
5.75%, 04/15/33(a)	200	203,533
6.88%, 09/15/28(a)	216	222,821
7.25%, 01/15/32(a)	201	210,849
United Natural Foods, Inc., 6.75%, 10/15/28(a)(b)	214	214,524
		5,628,926
Food Service — 0.2%
Aramark Services, Inc., 5.00%, 02/01/28(a)	475	474,935
Forest Products & Paper — 0.3%
Magnera Corp.
4.75%, 11/15/29(a)(b)	195	175,989
7.25%, 11/15/31(a)(b)	346	327,788
		503,777
Health Care - Products — 1.3%
Avantor Funding, Inc.
3.88%, 11/01/29(a)	308	295,112
4.63%, 07/15/28(a)	620	615,501
Dentsply Sirona , Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(c)	235	232,119
Embecta Corp., 5.00%, 02/15/30(a)(b)	210	196,724
Hologic, Inc.
3.25%, 02/15/29(a)	385	383,559
4.63%, 02/01/28(a)	178	177,851
Insulet Corp., 6.50%, 04/01/33(a)	175	182,173
Teleflex, Inc.
4.25%, 06/01/28(a)	215	211,886
4.63%, 11/15/27	220	218,868
		2,513,793
Health Care - Services — 7.4%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(a)(b)	208	199,702
5.50%, 07/01/28(a)	183	180,791
7.38%, 03/15/33(a)(b)	220	217,305
Charles River Laboratories International, Inc.
3.75%, 03/15/29(a)	209	201,695
4.00%, 03/15/31(a)	200	189,584
4.25%, 05/01/28(a)	215	212,265
Concentra Health Services, Inc., 6.88%, 07/15/32(a)(b)	280	293,395
DaVita, Inc.
3.75%, 02/15/31(a)	612	562,392
4.63%, 06/01/30(a)	1,101	1,060,762
6.75%, 07/15/33(a)	415	425,561
6.88%, 09/01/32(a)(b)	406	417,767
Encompass Health Corp.
4.50%, 02/01/28	304	302,547
4.63%, 04/01/31	165	161,410
4.75%, 02/01/30	347	345,303
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)(b)	197	200,390
HealthEquity, Inc., 4.50%, 10/01/29(a)	251	244,762
IQVIA, Inc.
5.00%, 05/15/27(a)	430	430,115
Security	Par (000)	Value
Health Care - Services (continued)
6.25%, 06/01/32(a)	$824	$857,438
6.50%, 05/15/30(a)	225	233,293
LifePoint Health, Inc.
5.38%, 01/15/29(a)(b)	215	208,887
8.38%, 02/15/32(a)	304	330,267
9.88%, 08/15/30(a)	325	348,896
10.00%, 06/01/32(a)	320	338,170
11.00%, 10/15/30(a)	450	491,195
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	270	249,117
3.88%, 05/15/32(a)	290	261,593
4.38%, 06/15/28(a)	325	319,741
6.25%, 01/15/33(a)	305	307,176
6.50%, 02/15/31(a)	345	353,229
Option Care Health, Inc., 4.38%, 10/31/29(a)	213	208,548
Pediatrix Medical Group, Inc., 5.38%, 02/15/30(a)	173	173,091
Select Medical Corp., 6.25%, 12/01/32(a)(b)	230	223,258
Surgery Center Holdings, Inc., 7.25%, 04/15/32(a)	469	472,736
Tenet Healthcare Corp.
4.25%, 06/01/29	457	450,058
4.38%, 01/15/30	460	452,173
4.63%, 06/15/28	200	199,710
5.50%, 11/15/32(a)	490	495,296
6.00%, 11/15/33(a)(b)	255	262,334
6.13%, 10/01/28(b)	504	505,003
6.13%, 06/15/30	625	638,468
6.75%, 05/15/31	435	452,017
		14,477,440
Holding Companies - Diversified — 0.5%
Clue Opco LLC, 9.50%, 10/15/31(a)	285	302,447
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	413	385,260
HA Sustainable Infrastructure Capital, Inc., 8.00%, 06/01/56, (5-year CMT + 4.30%)(c)	200	209,314
		897,021
Home Builders — 1.1%
Century Communities, Inc.
3.88%, 08/15/29(a)	193	183,627
6.63%, 09/15/33(a)	195	197,445
Installed Building Products, Inc., 5.63%, 02/01/34(a)	200	201,448
K Hovnanian Enterprises, Inc.
8.00%, 04/01/31(a)	190	194,693
8.38%, 10/01/33(a)	197	201,500
LGI Homes, Inc.
7.00%, 11/15/32(a)(b)	175	170,621
8.75%, 12/15/28(a)	134	139,709
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(a)	229	230,424
5.75%, 01/15/28(a)	181	184,454
5.75%, 11/15/32(a)	195	200,090
Thor Industries, Inc., 4.00%, 10/15/29(a)	199	191,488
		2,095,499
Home Furnishings — 0.9%
Somnigroup International, Inc.
3.88%, 10/15/31(a)	315	293,962
4.00%, 04/15/29(a)	327	317,285
Whirlpool Corp.
4.50%, 06/01/46	215	157,001
4.60%, 05/15/50(b)	200	145,234
4.75%, 02/26/29(b)	300	296,649

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings (continued)
6.13%, 06/15/30	$240	$240,858
6.50%, 06/15/33(b)	238	234,763
		1,685,752
Housewares — 1.1%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	182	174,811
4.13%, 04/30/31(a)	170	160,539
Newell Brands, Inc.
6.38%, 09/15/27(b)	205	207,377
6.38%, 05/15/30(b)	305	301,375
6.63%, 09/15/29(b)	219	219,314
6.63%, 05/15/32	192	188,160
7.38%, 04/01/36(b)	189	182,511
7.50%, 04/01/46	260	219,410
8.50%, 06/01/28(a)	520	545,541
		2,199,038
Insurance — 0.5%
Assurant, Inc., 7.00%, 03/27/48, (3-mo. SOFR US + 4.13%)(c)	165	170,248
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	236	243,269
Ryan Specialty LLC
4.38%, 02/01/30(a)	160	155,919
5.88%, 08/01/32(a)	490	498,103
		1,067,539
Internet — 3.1%
Cablevision Lightpath LLC
3.88%, 09/15/27(a)	175	174,331
5.63%, 09/15/28(a)	150	149,472
Cars.com, Inc., 6.38%, 11/01/28(a)	179	178,728
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/32(a)(b)	251	230,928
7.00%, 06/15/27(a)(b)	189	188,017
Gen Digital, Inc.
6.25%, 04/01/33(a)	385	387,009
6.75%, 09/30/27(a)	352	355,309
7.13%, 09/30/30(a)(b)	242	248,018
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(a)	345	328,106
5.25%, 12/01/27(a)	220	219,802
Rakuten Group, Inc.
6.25%, (5-year CMT + 4.96%)(a)(c)(d)	500	480,359
8.13%, (5-year CMT + 4.25%)(a)(c)(d)	215	222,664
9.75%, 04/15/29(a)	695	778,473
11.25%, 02/15/27(a)	735	781,893
Wayfair LLC
6.75%, 11/15/32(a)	280	289,330
7.25%, 10/31/29(a)	325	339,179
7.75%, 09/15/30(a)	291	309,975
Ziff Davis, Inc., 4.63%, 10/15/30(a)(b)	193	182,727
ZipRecruiter, Inc., 5.00%, 01/15/30(a)(b)	238	165,144
		6,009,464
Iron & Steel — 1.7%
Cleveland-Cliffs, Inc.
6.75%, 04/15/30(a)	277	284,130
6.88%, 11/01/29(a)(b)	355	369,032
7.00%, 03/15/32(a)(b)	591	606,671
7.38%, 05/01/33(a)	360	375,303
Security	Par (000)	Value
Iron & Steel (continued)
7.50%, 09/15/31(a)(b)	$341	$359,640
7.63%, 01/15/34(a)	471	493,223
Commercial Metals Co.
5.75%, 11/15/33(a)	400	406,658
6.00%, 12/15/35(a)	400	408,706
		3,303,363
Leisure Time — 1.9%
Acushnet Co., 5.63%, 12/01/33(a)	205	207,592
Life Time, Inc., 6.00%, 11/15/31(a)	200	205,036
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)	290	302,768
NCL Corp. Ltd.
5.88%, 01/15/31(a)	499	500,178
6.25%, 09/15/33(a)(b)	339	340,930
6.75%, 02/01/32(a)(b)	720	738,108
7.75%, 02/15/29(a)	258	275,654
NCL Finance Ltd., 6.13%, 03/15/28(a)	228	234,129
Patrick Industries, Inc., 6.38%, 11/01/32(a)	218	223,163
Sabre GLBL, Inc.
10.75%, 11/15/29(a)	178	145,145
10.75%, 03/15/30(a)	194	155,738
11.13%, 07/15/30(a)(b)	534	432,199
		3,760,640
Lodging — 2.8%
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(a)	603	558,641
3.75%, 05/01/29(a)	357	347,446
4.00%, 05/01/31(a)	441	421,032
4.88%, 01/15/30	392	392,616
5.50%, 03/31/34(a)	380	381,803
5.75%, 09/15/33(a)	420	428,033
5.88%, 04/01/29(a)(b)	220	225,176
5.88%, 03/15/33(a)	395	405,350
6.13%, 04/01/32(a)	175	180,941
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	219	204,490
5.00%, 06/01/29(a)	361	350,544
6.63%, 01/15/32(a)	365	373,214
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	225	225,071
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29(a)	200	190,605
6.50%, 10/01/33(a)	240	228,217
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	259	252,341
6.00%, 04/01/27	152	153,873
6.13%, 09/01/33(a)	221	223,529
		5,542,922
Machinery — 0.7%
CompoSecure Holdings LLC, 5.63%, 02/01/33(a)	375	373,733
Esab Corp., 6.25%, 04/15/29(a)	310	318,637
Mueller Water Products, Inc., 4.00%, 06/15/29(a)	166	161,517
Terex Corp.
5.00%, 05/15/29(a)	219	218,243
6.25%, 10/15/32(a)	315	322,556
		1,394,686
Manufacturing — 1.2%
Avient Corp.
6.25%, 11/01/31(a)	247	253,891
7.13%, 08/01/30(a)	289	297,276

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Axon Enterprise, Inc.
6.13%, 03/15/30(a)(b)	$395	$407,168
6.25%, 03/15/33(a)	295	305,545
Entegris, Inc.
3.63%, 05/01/29(a)(b)	169	162,873
4.38%, 04/15/28(a)	158	156,811
5.95%, 06/15/30(a)(b)	365	372,178
Hillenbrand, Inc., 6.25%, 02/15/29(b)	198	200,233
Trinity Industries, Inc., 7.75%, 07/15/28(a)	236	243,602
		2,399,577
Media — 5.5%
Cable One, Inc., 4.00%, 11/15/30(a)	259	188,721
CSC Holdings LLC
3.38%, 02/15/31(a)	390	231,816
4.13%, 12/01/30(a)	350	212,731
4.50%, 11/15/31(a)	605	364,537
4.63%, 12/01/30(a)	710	264,372
5.00%, 11/15/31(a)	170	63,280
5.38%, 02/01/28(a)	325	243,528
5.50%, 04/15/27(a)	525	462,733
5.75%, 01/15/30(a)	905	353,840
6.50%, 02/01/29(a)	605	388,195
7.50%, 04/01/28(a)	355	211,750
11.25%, 05/15/28(a)	500	399,340
11.75%, 01/31/29(a)	820	598,538
Nexstar Media, Inc.
4.75%, 11/01/28(a)(b)	440	437,234
5.63%, 07/15/27(a)	645	645,152
Paramount Global
6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(c)	260	236,511
6.38%, 03/30/62, (5-year CMT + 4.00%)(b)(c)	445	418,274
Sinclair Television Group, Inc.
4.38%, 12/31/32(a)(b)	50	38,513
5.50%, 03/01/30(a)	194	169,597
8.13%, 02/15/33(a)	575	594,826
Sirius XM Radio LLC
3.88%, 09/01/31(a)(b)	612	559,257
4.00%, 07/15/28(a)	801	782,650
4.13%, 07/01/30(a)(b)	628	593,711
5.00%, 08/01/27(a)	573	573,100
5.50%, 07/01/29(a)	517	519,550
TEGNA, Inc.
4.63%, 03/15/28	405	401,998
5.00%, 09/15/29	460	456,730
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	400	398,980
		10,809,464
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(a)	210	214,699
Mining — 1.3%
Century Aluminum Co., 6.88%, 08/01/32(a)	180	186,580
Compass Minerals International, Inc., 8.00%, 07/01/30(a)	260	275,752
Constellium SE, 3.75%, 04/15/29(a)	200	193,392
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	211	203,727
5.88%, 03/01/34(a)	210	211,765
Novelis Corp.
3.88%, 08/15/31(a)	300	274,650
4.75%, 01/30/30(a)	640	620,122
Security	Par (000)	Value
Mining (continued)
6.38%, 08/15/33(a)	$313	$318,943
6.88%, 01/30/30(a)(b)	320	331,912
		2,616,843
Office & Business Equipment — 0.4%
Xerox Corp.
10.25%, 10/15/30(a)	175	143,992
13.50%, 04/15/31(a)(b)	205	149,114
Xerox Holdings Corp.
5.50%, 08/15/28(a)	303	135,370
8.88%, 11/30/29(a)	182	67,993
Zebra Technologies Corp., 6.50%, 06/01/32(a)	208	214,432
		710,901
Packaging & Containers — 2.4%
Ball Corp.
2.88%, 08/15/30	519	477,642
3.13%, 09/15/31	361	331,781
5.50%, 09/15/33	306	311,237
6.00%, 06/15/29	400	412,290
Crown Americas LLC
5.25%, 04/01/30	201	205,038
5.88%, 06/01/33(a)	295	301,506
Graphic Packaging International LLC
3.50%, 03/15/28(a)	175	169,597
3.75%, 02/01/30(a)	175	165,327
6.38%, 07/15/32(a)	200	202,197
OI European Group BV, 4.75%, 02/15/30(a)	171	165,295
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/27(a)	197	197,000
7.25%, 05/15/31(a)(b)	292	296,984
Sealed Air Corp.
4.00%, 12/01/27(a)	151	150,451
5.00%, 04/15/29(a)	178	179,221
6.13%, 02/01/28(a)	289	293,553
6.50%, 07/15/32(a)	171	177,676
6.88%, 07/15/33(a)	186	195,680
7.25%, 02/15/31(a)	179	186,597
Silgan Holdings, Inc., 4.13%, 02/01/28	228	225,968
TriMas Corp., 4.13%, 04/15/29(a)(b)	166	161,807
		4,806,847
Pharmaceuticals — 1.3%
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	213	205,974
5.13%, 03/01/30(a)(b)	241	234,104
BellRing Brands, Inc., 7.00%, 03/15/30(a)	346	355,571
Elanco Animal Health, Inc., 6.65%, 08/28/28	316	329,405
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29(a)	261	247,304
12.25%, 04/15/29(a)	322	346,170
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	585	575,786
Owens & Minor, Inc.
4.50%, 03/31/29(a)(b)	212	139,470
6.63%, 04/01/30(a)(b)	220	123,193
		2,556,977
Real Estate — 1.5%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	250	252,941
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)	202	192,648
5.75%, 01/15/29(a)	225	222,481

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
9.75%, 04/15/30(a)	$200	$218,178
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	263	264,413
8.88%, 09/01/31(a)	162	172,639
Howard Hughes Corp.(The)
4.13%, 02/01/29(a)	263	254,524
4.38%, 02/01/31(a)(b)	258	244,378
5.38%, 08/01/28(a)	296	295,839
Kennedy-Wilson, Inc.
4.75%, 03/01/29	228	223,186
4.75%, 02/01/30	248	238,296
5.00%, 03/01/31(b)	248	238,264
Newmark Group, Inc., 7.50%, 01/12/29	185	197,580
		3,015,367
Real Estate Investment Trusts — 6.5%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29(a)(b)	199	198,328
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(a)	181	193,865
Brandywine Operating Partnership LP
3.95%, 11/15/27	182	178,631
8.88%, 04/12/29(b)	223	239,455
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)(b)	281	277,168
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	155	131,522
3.95%, 11/01/27	180	172,714
4.65%, 04/01/29	200	183,191
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)	312	298,667
Iron Mountain, Inc.
4.50%, 02/15/31(a)	456	435,312
4.88%, 09/15/27(a)	415	414,549
4.88%, 09/15/29(a)	395	389,493
5.00%, 07/15/28(a)	200	199,305
5.25%, 03/15/28(a)	351	350,783
5.25%, 07/15/30(a)	546	540,445
5.63%, 07/15/32(a)	252	249,085
6.25%, 01/15/33(a)(b)	490	495,699
7.00%, 02/15/29(a)	402	413,168
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	520	384,410
4.63%, 08/01/29	385	330,118
5.00%, 10/15/27	583	569,751
8.50%, 02/15/32(a)	611	654,413
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	294	287,616
5.88%, 10/01/28(a)	308	308,317
7.00%, 02/01/30(a)	220	226,547
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)	165	168,601
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	260	256,415
4.75%, 10/15/27	256	255,803
6.50%, 04/01/32(a)	402	416,102
6.50%, 06/15/33(a)	240	248,785
7.25%, 07/15/28(a)	133	136,983
SBA Communications Corp.
3.13%, 02/01/29(b)	622	594,209
3.88%, 02/15/27	562	558,001
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Starwood Property Trust, Inc.
5.25%, 10/15/28(a)	$200	$201,187
5.75%, 01/15/31(a)	225	228,156
6.00%, 04/15/30(a)	159	163,450
6.50%, 07/01/30(a)(b)	200	208,106
6.50%, 10/15/30(a)(b)	205	213,685
7.25%, 04/01/29(a)	269	283,869
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)	280	266,696
Vornado Realty LP, 5.75%, 02/01/33	50	50,590
XHR LP
4.88%, 06/01/29(a)(b)	193	190,492
6.63%, 05/15/30(a)	180	186,083
		12,749,765
Retail — 6.2%
Advance Auto Parts, Inc.
3.90%, 04/15/30	198	182,974
7.00%, 08/01/30(a)	390	396,159
7.38%, 08/01/33(a)(b)	400	405,370
Asbury Automotive Group, Inc.
4.50%, 03/01/28(b)	148	147,507
4.63%, 11/15/29(a)(b)	335	329,610
4.75%, 03/01/30(b)	199	196,002
5.00%, 02/15/32(a)(b)	262	254,597
Bath & Body Works, Inc.
5.25%, 02/01/28	189	190,627
6.63%, 10/01/30(a)	356	364,295
7.50%, 06/15/29	150	153,045
6.75%, 07/01/36	232	231,336
6.88%, 11/01/35(b)	343	346,922
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(a)	275	265,223
3.88%, 01/15/28(a)	642	632,508
4.00%, 10/15/30(a)	1,177	1,123,405
4.38%, 01/15/28(a)	298	295,888
5.63%, 09/15/29(a)	220	223,820
6.13%, 06/15/29(a)	503	515,742
Carvana Co.
9.00%, 06/01/31, (9 % Cash)(a)(e)	922	1,015,145
13.00%, 06/01/30, (11.00% PIK or 13.00% Cash)(a)(e)	662	689,871
Gap, Inc.(The)
3.63%, 10/01/29(a)(b)	300	285,243
3.88%, 10/01/31(a)	325	301,111
Group 1 Automotive, Inc.
4.00%, 08/15/28(a)	301	294,812
6.38%, 01/15/30(a)	210	215,757
Lithia Motors, Inc.
3.88%, 06/01/29(a)(b)	325	314,340
4.38%, 01/15/31(a)	213	204,976
4.63%, 12/15/27(a)	185	184,773
5.50%, 10/01/30(a)	240	241,642
Papa John's International, Inc., 3.88%, 09/15/29(a)	180	171,927
Penske Automotive Group, Inc., 3.75%, 06/15/29(b)	185	178,793
QXO Building Products, Inc., 6.75%, 04/30/32(a)	915	943,720
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/32(b)	240	249,192
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(b)	264	259,245
4.88%, 11/15/31(a)(b)	209	201,505

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	$243	$237,820
		12,244,902
Semiconductors — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33(a)	219	223,587
ON Semiconductor Corp., 3.88%, 09/01/28(a)	285	279,158
Synaptics, Inc., 4.00%, 06/15/29(a)	167	161,941
		664,686
Software — 1.9%
Elastic NV, 4.13%, 07/15/29(a)	240	230,730
Fair Isaac Corp.
4.00%, 06/15/28(a)	367	360,983
6.00%, 05/15/33(a)	599	609,820
Open Text Corp.
3.88%, 02/15/28(a)	369	357,143
3.88%, 12/01/29(a)	357	331,812
Open Text Holdings, Inc.
4.13%, 02/15/30(a)	368	341,861
4.13%, 12/01/31(a)(b)	279	250,733
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)	200	178,554
PTC, Inc., 4.00%, 02/15/28(a)	205	201,972
RingCentral, Inc., 8.50%, 08/15/30(a)(b)	158	165,903
Twilio, Inc.
3.63%, 03/15/29	223	213,919
3.88%, 03/15/31	209	197,625
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	259	236,690
		3,677,745
Telecommunications — 6.6%
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	965	1,002,554
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(c)	405	418,801
7.00%, 09/15/55, (5-year CMT + 2.36%)(b)(c)	500	523,869
Ciena Corp., 4.00%, 01/31/30(a)	168	161,981
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)	825	875,808
Level 3 Financing, Inc.
3.75%, 07/15/29(a)	80	73,930
6.88%, 06/30/33(a)	810	834,917
7.00%, 03/31/34(a)	971	1,006,258
8.50%, 01/15/36(a)	805	824,490
Lumen Technologies, Inc., 10.00%, 10/15/32(a)	119	119,000
Rogers Communications, Inc.
5.25%, 03/15/82, (5-year CMT + 3.59%)(a)(c)	298	297,285
7.00%, 04/15/55, (5-year CMT + 2.65%)(c)	463	479,662
7.13%, 04/15/55, (5-year CMT + 2.62%)(c)	420	440,732
Telecom Italia Capital SA
6.00%, 09/30/34	213	218,191
6.38%, 11/15/33	217	227,404
7.20%, 07/18/36	197	213,676
7.72%, 06/04/38	210	234,379
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(c)	295	301,571
7.00%, 10/15/55, (5-year CMT + 2.71%)(c)	320	334,655
Series ., 6.38%, 06/09/56, (5-year CMT + 2.69%)(c)	310	313,232
Series ..., 6.63%, 06/09/56, (5-year CMT + 2.52%)(c)	285	286,276
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28(a)	225	224,405
6.50%, 02/15/29(a)	455	442,899
Security	Par (000)	Value
Telecommunications (continued)
8.63%, 06/15/32(a)	$675	$681,490
Viasat, Inc.
5.63%, 04/15/27(a)	185	184,892
6.50%, 07/15/28(a)	181	178,764
7.50%, 05/30/31(a)	290	281,433
Viavi Solutions, Inc., 3.75%, 10/01/29(a)	189	180,232
Windstream Services LLC, 7.50%, 10/15/33(a)	580	599,309
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	875	916,838
		12,878,933
Transportation — 0.2%
XPO, Inc.
7.13%, 06/01/31(a)	165	171,462
7.13%, 02/01/32(a)	235	247,015
		418,477
Total Corporate Bonds & Notes — 96.1% (Cost: $189,584,134)		188,459,586
	Shares
Common Stocks
Financial Services — 0.0%
Yeoman Capital SA, NVS(f)	9,997	87,393
Total Common Stocks — 0.0% (Cost $187,948)		87,393
Total Long-Term Investments — 96.1% (Cost: $189,772,082)		188,546,979
Short-Term Securities
Money Market Funds — 17.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(g)(h)(i)	29,627,102	29,641,916
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(g)(h)	3,610,000	3,610,000
Total Short-Term Securities — 17.0% (Cost: $33,234,955)		33,251,916
Total Investments — 113.1% (Cost: $223,007,037)		221,798,895
Liabilities in Excess of Other Assets — (13.1)%		(25,691,513)
Net Assets — 100.0%		$196,107,382

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,026,213	$—	$(2,384,411)(a)	$1,092	$(978)	$29,641,916	29,627,102	$35,595 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,840,000	—	(1,230,000)(a)	—	—	3,610,000	3,610,000	22,631	—
				$1,092	$(978)	$33,251,916		$58,226	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$188,459,586	$—	$188,459,586
Common Stocks	—	—	87,393	87,393
Short-Term Securities
Money Market Funds	33,251,916	—	—	33,251,916
	$33,251,916	$188,459,586	$87,393	$221,798,895

Portfolio Abbreviation
CMT	Constant Maturity Treasury
NVS	Non-Voting Shares
PIK	Payment-in-kind

RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® ESG Advanced High Yield Corporate Bond ETF